Fair Value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of significant observable inputs used in fair value measurement of equity [text block] [Table Text Block]
	December 31, 2018
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	3,322	3,322
Other minerals, oil and gas	-	-	26	26
Financial assets at fair value through other comprehensive income (loss)(i)
Equity securities
Private mining exploration and development companies – precious metals	-	-	56,252	56,252
Publicly traded mining exploration and development companies
Precious metals	35,544	-	-	35,544
Other minerals, oil and gas	12,259	-	-	12,259

	47,803	-	59,600	107,403

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	3,375	3,375
Other minerals, oil and gas	-	-	4,717	4,717
Financial assets at fair value through other comprehensive income (loss)(i)
Equity securities
Publicly traded royalty companies	25,392	-	-	25,392
Publicly traded mining exploration and development companies
Precious metals	64,254	-	-	64,254
Other minerals, oil and gas	17,195	-	-	17,195

	106,841	-	8,092	114,933

Disclosure of detailed information about changes in fair value of investments [Table Text Block]
	2018	2017
	$	$

Balance – January 1	8,092	10,935
Acquisitions	3,093	9,662
Deemed acquisition (Note 13)	46,625	-
Exercised	-	(14,170)
Change in fair value - investments exercised(i)	-	3,148
Change in fair value - investments expired(i)	(1,180)	(30)
Change in fair value - investments held at the end of the period(i)	2,970	(1,453)

Balance – December 31	59,600	8,092

Disclosure of detailed information about fair value of long-term debt [Table Text Block]
December 31, 2018
	Fair	Carrying
	value	amount
	$	$

Long-term debt	375,264	352,769